UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue
Suite 750 West
Bethesda, MD 20814
 (Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue
Suite 750 West
Bethesda, MD 20814
 (Name and address of agent for service)

Registrant's telephone number, including area code: (301) 493-4600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – December 9, 2022

Item 1. Proxy Voting Record.

The Funds reorganized to the RBB Fund Trust on December 9, 2022 and any proxy votes for the period July 1, 2022 – December 9, 2022 will be included in the RBB Fund Trust filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title)* /s/ Shawn M. Hendon
Shawn M. Hendon, President

Date: 1/10/23

* Print the name and title of each signing officer under his or her signature.